Pension and other post-retirement benefits - Expected Benefit Payments (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2015	9,933
2016	10,471
2017	11,099
2018	11,709
2019	12,234
2020- 2024	69,107
Post Retirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
2015	2,157
2016	2,416
2017	2,697
2018	2,908
2019	3,060
2020- 2024	19,472